Share-Based Compensation - Additional Information (Detail) (USD $)	0 Months Ended	12 Months Ended						0 Months Ended	1 Months Ended
	Jul. 01, 2013	Dec. 31, 2014		Dec. 31, 2013		Dec. 31, 2012		Jul. 18, 2013	Apr. 30, 2013	Mar. 31, 2012
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based compensation		$ 30,790,000		$ 28,933,000		$ 18,621,000
Shares of common stock issued	2,017,865
Average fair value of option grant		$ 7.66		$ 9.48		$ 5.27
Exercise price		$ 30.96		$ 17.42		$ 22.95
Risk-free interest rate		2.01%		1.31%		1.69%
Expected volatility		25.06%		26.81%		24.11%
Expected term		6 years 6 months		6 years		7 years 10 months 24 days
Dividend yield		1.29%		1.64%		1.75%
Performance Share Plan 2012 And 2013
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Unrecognized compensation cost related to non vested share-based compensation arrangements		10,400,000
Performance Share Plan 2012 And 2013 | Maximum
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Unrecognized compensation cost related to non vested share-based compensation arrangements, remaining weighted average recognition period		2015
Nonvested Stock Replacement Award | NetSpend Holdings Inc
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Shares of common stock issued	870,361
Value of awards issued	21,500,000
Nonvested Restricted Stock Bonus Awards | NetSpend Holdings Inc
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Shares of common stock issued								212,694
Value of awards issued								5,500,000
Nonvested Restricted Stock Bonus Awards | NetSpend Holdings Inc | Minimum | Certain key Employees
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Award vesting period								2 years
Nonvested Restricted Stock Bonus Awards | NetSpend Holdings Inc | Maximum | Certain key Employees
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Award vesting period								4 years
Stock Option Replacement Awards | NetSpend Holdings Inc
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Shares of common stock issued	1,060,148
Value of awards issued	13,700,000
Average fair value of option grant	12.93
Exercise price	11.68
Risk-free interest rate	1.31%
Expected volatility	29.22%
Expected term	4 years 8 months 12 days
Dividend yield	1.63%
Stock Option Replacement Awards | NetSpend Holdings Inc | Minimum
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Award vesting period	7 months
Stock Option Replacement Awards | NetSpend Holdings Inc | Maximum
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Award vesting period	45 months
Unvested Restricted Awards
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Unrecognized compensation cost related to non vested share-based compensation arrangements		30,500,000
Unrecognized compensation cost related to non vested share-based compensation arrangements, remaining weighted average recognition period		2 years
Stock Options
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Percentage of fair market value of common stock in exercise price		100.00%
Award vesting period		3 years
Unrecognized compensation cost related to non vested share-based compensation arrangements		$ 5,700,000
Unrecognized compensation cost related to non vested share-based compensation arrangements, remaining weighted average recognition period		1 year 2 months 12 days
Average fair value of option grant		$ 7.66		$ 9.48		$ 5.27
Exercise price		$ 30.96	[1]	$ 17.42	[1]	$ 22.95	[1]
Stock Options | Maximum
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Expiration period of employee stock option		10 years
Stock Options Granted During Or After 2006
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Exercisable period of employee stock option		3 years
Expiration period of employee stock option		10 years
Stock Options Granted During Or After 2006 | Minimum
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Years of age		62
Years of service		15 years
Stock Options Granted During Or After 2006 | Maximum
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Years of age		65
Stock options granted during 2010
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Expiration period of employee stock option		10 years
Number of equal annual installments of stock options exercisable		3
Stock options granted during 2011
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Expiration period of employee stock option		10 years
Number of equal annual installments of stock options exercisable		3
Stock options granted since 2011
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Expiration period of employee stock option		10 years
Number of equal annual installments of stock options exercisable		3
Options vesting upon retirement description		For employees who retire during the first 18 months of the options term, the options vest on a pro-rata basis based upon the number of months employed during the year of retirement. If the employee retires after the 18-month period, vesting is accelerated upon retirement. When an employee meets the requirements for retirement eligibility after the 18-month period but before the final vesting period, the employee is fully vested in the options at that time. Employees not retirement eligible who terminate employment only received the shares for the full vesting periods completed.
Stock Options Granted Prior 2006
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Expiration period of employee stock option		10 years
Years of age		50
Stock Options Granted Prior 2006 | Minimum
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Exercisable period of employee stock option		2 years
Years of service		15 years
Stock Options Granted Prior 2006 | Maximum
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Exercisable period of employee stock option		3 years
Omnibus Stock Incentive Plan, Twenty Twelve
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Aggregate number of shares granted to participants pursuant to awards		17,000,000
Omnibus Stock Incentive Plan 2007
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Aggregate number of shares granted to participants pursuant to awards		5,000,000
2002 Long Term Incentive Plan
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Aggregate number of shares granted to participants pursuant to awards		9,400,000
Long Term Incentive Plan 2000
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Aggregate number of shares granted to participants pursuant to awards		2,400,000
Performance Shares
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Authorized shares of nonvested stock to key executives		211,593		563,803		241,095
Performance shares grant expected vesting period		2017		2016		2015
Performance Shares | 2014 Performance Shares
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Authorized shares of nonvested stock to key executives		211,593
Percentage of performance shares grant expected to vest		200.00%
Performance Shares | 2014 Performance Shares | Minimum
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Performance shares grant expected vesting period		2014
Performance Shares | 2014 Performance Shares | Maximum
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Performance shares grant expected vesting period		2016
Performance Shares | 2013 Performance Shares
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Authorized shares of nonvested stock to key executives									237,679
Percentage of performance shares grant expected to vest									200.00%
Performance Shares | 2013 Performance Shares | Minimum
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Performance shares grant expected vesting period									2013
Performance Shares | 2013 Performance Shares | Maximum
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Performance shares grant expected vesting period									2015
Performance Shares | Performance Share Plan 2012
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Authorized shares of nonvested stock to key executives										241,095
Percentage of performance shares grant expected to vest										200.00%
Performance Shares | Performance Share Plan 2012 | Minimum
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Performance shares grant expected vesting period										2012
Performance Shares | Performance Share Plan 2012 | Maximum
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Performance shares grant expected vesting period										2014
Percentage of performance shares grant vested										134.00%
Performance-based Retention Stock Award | NetSpend Holdings Inc
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Shares of common stock issued								225,000
Performance-based Replacement Stock Award | NetSpend Holdings Inc
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Shares of common stock issued	87,356
Percentage of performance shares grant expected to vest	100.00%
Performance-based Replacement Stock Award | NetSpend Holdings Inc | Minimum
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Performance shares grant expected vesting period	2013
Performance-based Replacement Stock Award | NetSpend Holdings Inc | Maximum
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Performance shares grant expected vesting period	2015

[1]	Includes the issuance of approximately 1.1 million stock option replacement awards in connection with the acquisition of NetSpend in 2013. These awards had a market value of $13.7 million. A portion of the expense associated with these awards has been included as a component of the total purchase price of the NetSpend acquisition. Refer to Note 24.